Commitments and Contingencies (Details) - Schedule of capital commitments outstanding - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of capital commitments outstanding [Abstract]
Contracted for payable of student related uniform, luggage, teaching materials, and school related water and electricity bills	¥ 21,044	¥ 50,143